Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The components of the deferred tax assets at December 31, 2020 and 2019 were as follows:

	2020	2019
Deferred tax assets:
Stock-based compensation	478,922	-
Amortization of debt discount	19,125	-
Loss on settlement and change in fair value	76,500	-
Change in fair value	12,750	-
Intangibles	79,029	19,794
Net operating loss	1,364,501	160,627
Total gross deferred tax asset	2,030,828	180,421
Deferred tax liabilities:
Depreciation	(3,622)	(1,811)
Less: Valuation allowances	(2,027,206)	(178,610)
Net deferred tax asset	$-	$-

Schedule of Components of Income Tax Benefit

The components of the income tax benefit and related valuation allowance for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019

Current	$-	$-
Deferred	(1,848,596)	(178,610)
Valuation allowance	1,848,596	178,610
Total Tax Provision	$-	$-

Schedule of Provision for Income Taxes

A reconciliation of the provision for income taxes for the years ended December 31, 2020 and 2019 as compared to statutory rates is as follows:

	2020	2019

Provision at federal statutory rate of 21%	(1,523,341)	(147,419)
Permanent differences, net	1,176	399
State income tax benefit	(326,430)	(31,590)
Change in valuation allowance	1,848,596	178,610
Total income tax provision	-	-